Segment Information	12 Months Ended
Dec. 31, 2019
Segment Reporting Information, Additional Information [Abstract]
Segment Information	Segment Information
We operate as one operating segment in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 280, Segment Reporting. We have a common basis of organization and our products and services are offered globally. Considering the acquisitions made during 2019 and our continued restructuring and streamlining of the growing organization, our chief operating decision maker (CODM) continues to make decisions with regards to business operations and resource allocation based on evaluations of QIAGEN as a whole. Accordingly, we operate and make decisions as one business segment. Product category and geographic information follows below.
Product Category Information
Net sales for the product categories are attributed based on those revenues related to sample and assay products and similarly related revenues including bioinformatics solutions, and revenues derived from instrumentation sales. Refer to Note 4 "Revenue" for disaggregation of revenue based on product categories and customer class.

Geographical Information
Net sales are attributed to countries based on the location of the customer. QIAGEN operates manufacturing facilities in Germany, China, and the United States that supply products to customers as well as QIAGEN subsidiaries in other countries. The intersegment portions of such net sales are excluded to derive consolidated net sales. No single customer represents more than ten percent of consolidated net sales. Our country of domicile is the Netherlands, which reported net sales of $15.8 million, $15.9 million and $15.0 million for the years ended 2019, 2018 and 2017, respectively, and these amounts are included in the line item Europe, Middle East and Africa as shown in the table below.

(in thousands)	2019	2018	2017
Net Sales
Americas:
United States	$663,869	$632,660	$579,906
Other Americas	58,121	60,359	73,478
Total Americas	721,990	693,019	653,384
Europe, Middle East and Africa	487,476	490,301	462,980
Asia Pacific, Japan and Rest of World	316,958	318,528	301,172
Total	$1,526,424	$1,501,848	$1,417,536

Long-lived assets include property, plant and equipment. The Netherlands, which is included in the balances for Europe, reported long-lived assets of $1.3 million and $1.8 million as of December 31, 2019 and 2018, respectively.

(in thousands)	2019	2018
Long-lived assets
Americas:
United States	$147,027	$152,381
Other Americas	3,507	3,748
Total Americas	150,534	156,129
Europe, Middle East and Africa:
Germany	229,225	284,601
Other Europe, Middle East and Africa	49,004	50,051
Total Europe, Middle East and Africa	278,229	334,652
Asia Pacific and Japan	26,480	20,878
Total	$455,243	$511,659